Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
8.
Property, Plant and Equipment

Property, plant and equipment consisted of the following (in millions):

	As of December 31,
	2023	2022
Land	$18.9	$19.2
Building and equipment	2,245.9	2,093.4
Capitalized software costs	552.2	518.2
Instruments	3,748.6	3,683.5
Construction in progress	200.6	144.1
	6,766.2	6,458.4
Accumulated depreciation	(4,705.8)	(4,585.9)
Property, plant and equipment, net	$2,060.4	$1,872.5

Depreciation expense was $390.2 million, $399.6 million and $408.1 million for the years ended December 31, 2023, 2022 and 2021, respectively.

We had $30.8 million and $17.0 million of property, plant and equipment included in accounts payable as of December 31, 2023 and 2022, respectively.